Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
A.Basis of presentation
The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP).
B.Financial statements in United States dollars
The currency of the primary economic environment in which the operations of Cellebrite DI Ltd. and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of Cellebrite DI Ltd. and certain subsidiaries.
Cellebrite DI Ltd. and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.
For those subsidiaries whose functional currency has been determined to be a non-dollar currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity (deficiency).
C.Use of estimates
The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods and accompanying notes. Actual results could differ from those estimates.
Significant items subject to such estimates and assumptions include, but are not limited to, the allocation of transaction price among various performance obligation, the fair value of acquired intangible assets and goodwill in a business combination, share-based compensation, unrecognized tax benefits, marketable securities, fair value measurement of restricted sponsor shares liability, price adjustment shares liability and warrant liabilities.
D.Principles of consolidation
The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances were eliminated in consolidation.
E.Cash and cash equivalents
The Company considers all highly liquid instruments with a maturity of three months or less at the date of purchase to be cash equivalents.
F. Short Term Bank Deposit
Short-term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.
G. Marketable securities
The Company accounts for investments in marketable securities in accordance with ASC No. 320, “Investments—Debt Securities”. Management determines the appropriate classification of its investments in the debt securities at the time of purchase and re-evaluates such determination at each balance sheet date.
As of December 31, 2023 and 2022, all of the Company's marketable securities investments were classified as "available-for-sale" ("AFS") and are carried at fair value. Unrealized gains and losses are reported in a separate component of shareholders' equity (deficiency) in accumulated other comprehensive income, net of taxes. Gains and losses are recognized when realized, on a specific identification basis, in the Company’s consolidated statements of income.
For each reporting period, the Company evaluates whether declines in fair value below the amortized cost are due to expected credit losses, as well as the Company's ability and intention to hold the investment until a forecasted recovery occurs, in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge in financial expenses (income) and other, net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive (loss) income. As of December 31, 2023 and 2022 credit losses were immaterial.
H. Trade Receivable
Trade receivables are recorded net of credit losses allowance for any potential uncollectible amounts.

The Company makes estimates of expected credit and collectability trends for the allowance for credit losses based upon its assessment of various factors, including historical collectability experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers.

As of December 31, 2023 and 2022, the allowances for credit losses of trade receivable were $1,583 and $1,904 respectively.

The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts. Actual collection experience may not meet expectations and may result in increased bad debt expense.

I. Inventories
Inventories are stated at the lower of cost or net realizable value. Cost is determined by the “moving average cost” method. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.
Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to cost of revenues. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
During the years ended December 31, 2023, 2022 and 2021, the Company recorded inventory write-offs in the amounts of $608, $211 and $230, respectively. Such write-offs were included in cost of revenues.
J. Property and equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%
Computers and software	12.5 – 33
Manufacturing equipment	7
Furniture and equipment	7– 15
Leasehold improvements	*
*Over the shorter of the expected lease term or estimated useful lives.
K. Impairment of long-lived assets
Long-lived assets, including property and equipment, Right-of-use assets and finite-lived intangible assets, are reviewed for impairment whenever facts or circumstances either internally or externally may indicate that the carrying value of an asset may not be recoverable. If there are indications of an impairment, the Company tests for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of the asset to the carrying amount of the asset or asset group. If the asset or asset group is determined to be impaired, any excess of the carrying value of the asset or asset group over its estimated fair value is recognized as an impairment loss.
During the year ended December 31, 2023, 2022 and 2021, no impairment losses have been identified.
L. Leases
The Company determines if an arrangement meets the definition of a lease at the inception of the lease.
Right-of-use (“ROU”) assets represent the right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease agreement. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of the lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments.
Lease term may include options to extend or terminate the lease when it is reasonably certain that the Company would exercise and extend option and not exercise a termination option. The Company elected to not recognize a lease liability and a ROU asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases..
Payments under the Company’s lease agreements are primarily fixed, however, certain lease agreements contain variable payments, which are expensed as incurred and not included in the operating lease ROU assets and liabilities.
M. Revenue recognition
The Company’s revenues are comprised of four main categories: (a) Subscription Services, including support services (updates, upgrades and technical support) on term-based licenses; (b) Term Licenses; (c) other non-recurring; and (d) professional services.
The Company recognizes revenue pursuant to the five-step framework contained in ASC 606, Revenue from Contracts with Customers: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract, including whether they are distinct in the context of the contract; (iii) determine the transaction price, including the constraint on variable consideration; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies the performance obligations
The Company sells its products to its customers either directly or indirectly through distribution channels all of whom are considered end users.
In accordance with ASC 606, revenue is recognized when a customer obtains control of promised goods or services are delivered. The amount of revenue recognized reflects the consideration that the Company expects to receive in exchange for these goods or services.
The Company determines that it has a contract with a customer when each party’s rights regarding the products or services to be transferred can be identified, the payment terms for the services can be identified, the Company has determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company evaluates whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation.
Performance obligations promised in a contract are identified based on the products and services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the products or services either on their own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the products and services is separately identifiable from other promises in the contract.
The Company’s software licenses either provide its customers the right to use its software for a fixed term, or a perpetual right to use its software, in most cases between a one-year and three-year time frame. The Company concluded that the software license is distinct as the customer can benefit from the software on its own.
Subscription revenue is derived from maintenance and support under renewable subscription, fee-based contracts that include unspecified software updates and upgrades released when and if available as well as software support. Customers with active subscriptions are also entitled to our technical customers’ support. Performance obligations related to software maintenance services generally have a consistent continuous pattern of transfer to a customer during the contract period.
Other non-recurring revenue derived mostly from hardware sold mainly in conjunction with new software license, perpetual license and usage-based fees.
Professional services revenues primarily consist of: (i) certified training classes by Cellebrite Academy; (ii) our advanced services; (iii) implementation of our products in connection with our software licenses and (iv) on premise contracted customer success and technical support.Each of these performance obligations provide benefit to the customer on a standalone basis and are distinct in the context of the contract.
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring products or delivery of services to the customer. Payment terms generally are 30 days. The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component. Revenue is recognized net of any taxes collected from customers which are subsequently remitted to governmental entities (e.g., sales tax and other indirect taxes). The Company does not offer right of return to its contracts.
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation based on the relative standalone selling price (“SSP”) for each performance obligation. The Company uses judgment in determining the SSP for its products and services. The Company typically assesses the SSP for its products and services on a periodic basis or when facts and circumstances change. To determine SSP, the Company maximizes the use of observable standalone sales and observable data, where available. In instances where performance obligations do not have observable standalone sales, the Company utilizes available information that may include the entity specific factors such as assessment of historical data of bundled sales of software licenses with other promised goods and services, and pricing strategies to estimate the price the Company would charge if the products and services were sold separately.
The Company satisfies performance obligations either over time or at a point in time depending on the nature of the underlying promise. Revenue is recognized at the time the related performance obligation is satisfied by transferring a promised good or service to a customer. Revenues related to the license for proprietary software are recognized when the control over the license is provided to the customer and the license term begins. Revenue related to software update and upgrades are recognized ratably over the service period. Revenues related to other professional services are recognized as services are performed.
N. Contract acquisition cost
The Company capitalizes sales commission as costs of obtaining a contract when they are incremental and if they are expected to be recovered. These costs are recorded as deferred contract acquisition costs on the consolidated balance sheets. The Company determines whether costs should be deferred based on its sales compensation plans and if the commissions are incremental and would not have occurred absent the customer contract.
Sales commissions for the renewal of a contract are considered commensurate with the sales commissions paid for the acquisition of the initial contract given no substantive difference in commission rates in proportion to their respective contract values.
Amortization of sales commissions are consistent with the pattern of revenue recognition of each performance obligation and are included in sales and marketing expense in the consolidated statements of operations.
The Company periodically reviews these deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit. No impairment losses of capitalizes sales commissions were recorded during the periods presented.
Amortization of deferred contract acquisition cost for the year ended December 31, 2023, 2022 and 2021 were $9,596, $6,883 and $5,405 respectively.
Assets recognized from the costs incurred to obtain a contract were $6,245 and $6,846 as of December 31, 2023 and 2022, respectively.
O. Research and development
Research and development expenses are primarily comprised of costs of the Company’s research and development personnel and other development related expenses. Research and development costs are expensed as incurred, except to the extent that such costs are associated with internal-use software that qualifies for capitalization
P. Internal use software
Costs incurred to develop internal-use software are capitalized and amortized over the estimated useful life of the software. In accordance with ASC Topic, 350-40, “Internal-Use Software,” capitalization of costs to develop internal-use software begins when preliminary development efforts are successfully completed, the Company has committed project funding and it is probable that the project will be completed, and the software will be used as intended. Costs related to the design or maintenance of internal-use software are expensed as incurred.
Q. Employee benefit plans

a.Israeli Severance Pay - The Israeli Severance Pay Law, 1963 ("Severance Pay Law"), specifies that employees are entitled to severance payment, following the termination of their employment. Under the Severance Pay Law, the severance payment is calculated as one month salary for each year of employment, or a portion thereof.
The majority of the Company's liability for severance pay is covered by the provisions of Section 14 of the Severance Pay Law ("Section 14"). Under Section 14, employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made on behalf of the employee with insurance companies. Payments in accordance with Section 14 release the Company from any future severance payments in respect of those employees.
As a result, the Company does not recognize any liability for severance pay due to these employees and the deposits under Section 14 are not recorded as an asset in the Company's balance sheet.
For the year ended December 31, 2023, 2022 and 2021 severance pay expenses amounted to $4,305, $4,392 and $4,067 respectively.

b.The US Subsidiary has a defined contribution plan (the “Contribution Plan”) under the provisions of Section 401(k) of the Internal Revenue Code (the “Code”) which covers eligible U.S. employees as they are defined in the Contribution Plan. Participants may elect to contribute up to a maximum amount prescribed by the Code. The Company, at its discretion, makes matching contributions to the greater of 6% of the participant’s compensation. For the year ended December 31, 2023, 2022 and 2021, the Company made 401(k) plan contributions of approximately $2,043, $1,711 and $1,455, respectively.
R. Advertising Expenses
Marketing events expenses and other related marketing expenses are charged to expense as incurred. Marketing expenses for the years 2023, 2022 and 2021 were $7,853, $5,906 and $5,274 respectively.
S. Income taxes
The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the liability method whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period of enactment. A valuation allowance is provided, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized. Deferred tax assets and deferred tax liabilities are presented under long-term assets.
The Company implements a two-step approach to recognize and measure uncertainty in income taxes. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is greater than 50 percent (cumulative basis) likely to be realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company classifies interest and penalties related to unrecognized tax benefits as part of income taxes.
T. Stock-Based Compensation
The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grants based on the fair value of the awards granted.
The Company grants awards that vest upon the satisfaction of service condition and in certain grant market conditions.
For awards with graded vesting schedule subject to service condition, the Company recognize compensation costs based on the straight line attribution method over the requisite service period of the awards.
The Company estimate the fair value of share options granted using the Black-Scholes-Merton option-pricing model and for ESPP awards Monte Carlo pricing model and acceleration method.
The Company measures the grant date fair value of its RSUs based on the closing market price of the ordinary share on the date of grant. For PSUs subject to market conditions, the Company uses a Monte Carlo simulation model, which utilizes multiple inputs to estimate payout level and the probability that market conditions will be achieved.
The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	Year ended December 31,
	2023	2022	2021
Contractual period in years	10	10	10
Volatility	50.3% - 51.8%	43.2% - 51.9%	35.9% - 52.7%
Risk free interest rate	3.7% - 4.5%	2.0% - 4.2%	1.3% - 1.4%
Dividend yield	0%	0%	0% - 5%
Exercise price	$4.95 - $7.99	$4.79 - $6.60	$5.41 - $8.27
Fair value of Ordinary Share	$4.95 - $7.99	$4.79 - $6.60	$5.41 - $8.27
Expected term	6.11	6.11	6.11

The fair value of ESPP was estimated on the grant date using Monte Carlo valuation methodology with the following weighted average assumptions:

Year Ended December 31,
2023
Volatility	39.7%-50.5%
Expected term	6 months
Risk-free interest rate	4.2%-5.1%
Share price	$4.69-$8.42
Dividend yield	0%
These assumptions and estimates were determined as follows:
Fair value of Ordinary shares — The Company’s Ordinary shares have a limited history of being publicly traded. Prior to the consummation of the merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of the Company’s ordinary shares on NASDAQ on the business day prior to grant date.
Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.
Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. Since the Company doesn’t have sufficient historical share exercise data to calculate the expected term of the share options. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
Expected volatility Options — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived: (i) historical volatility of comparable companies, in accordance with the expected remaining lives of the option (ii) historical volatility of the Company’s publicly traded shares, commencing August 30, 2021 and (iii) implied volatility of the Company’s publicly traded warrants.
Expected Volatility ESPP — was based on Cellebrite’s historical share price volatility, on a daily basis, for 6 months.
Expected dividend yield— The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.
U. Fair value measurements
The Company accounts for fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures”. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The Company uses a three-tier hierarchy, which prioritizes the inputs used in measuring fair value as follows:
•    Level 1: Quoted prices in active markets for identical assets or liabilities.
•    Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•    Level 3: Unobservable inputs for the asset or liability used to measure fair value that are supported by little or no market activity and that re significant to the fair value of the asset or liability at measurement date.
The carrying value of trade receivable and payables and the Company’s cash and cash equivalents and short-term deposits, approximates fair value due to the short time to expected payment or receipt of cash.
V. Derivative instruments
The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, as well as the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are designated as such, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings.
The Company has instituted a foreign currency cash flow hedging program using foreign currency forward contracts (“derivative instruments”) in order to hedge the exposure to variability in expected future cash flows resulting from changes in related foreign currency exchange rates. The Company hedges portions of its forecasted expenses denominated in NIS. These transactions are designated as cash flow hedges, as defined under ASC 815, “Derivatives and Hedging”.
The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2 of the fair value hierarchy). These contracts met the requirement for cash flow hedge accounting and, as such, gains (losses) on the contracts are recognized initially as component of Accumulated Other Comprehensive (loss) income in the balance sheets and reclassified to the statements of (loss) income in the period the related hedged items affect earnings.
The fair value of derivative instruments liabilities and assets balances as of December 31, 2023 and 2022, totaled $995 and $652, respectively.
W. Goodwill
Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangible — Goodwill and Other”, goodwill is not amortized, but rather is subject to an annual impairment test.
ASC 350 requires goodwill to be tested for impairment at the reporting unit level at least annually, the fourth quarter, or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in one operating segment, and this segment is the only reporting unit.
ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If it does result in a more likely than not indication of impairment, the quantitative goodwill impairment test is performed. Alternatively, ASC 350 permits an entity to bypass the qualitative assessment for any reporting unit and proceed directly to performing the quantitative goodwill impairment test. If the carrying value of a reporting unit exceeds its fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update (“ASU”) No. 2017-04, Intangibles—Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment.
The Company performs the goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present and compares the fair value of the reporting unit with its carrying value. There were no impairment charges to goodwill during the period presented.
X. Intangible assets
Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following annual period ranges:

Years
Core technology	4- 7
Trade name	4
Customer relationship	10
Each period the Company evaluates the estimated remaining useful lives of its intangible assets and whether events or changes in circumstances warrant a revision to the remaining period of amortization.
Y. Business combination
The Company applies the provisions of ASC 805, “Business Combination” and allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, the Company estimated the future expected cash flows from acquired core technology and acquired trade name from a market participant perspective, useful lives and discount rates. In addition, management makes significant estimates and assumptions, which are uncertain, but believed to be reasonable.
Significant estimates in valuing certain intangible assets include, but are not limited to future expected cash flows from acquired technology and acquired trademarks from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
Acquisition-related costs are recognized separately from the acquisition and are expensed as incurred.\
Z. Concentrations of credit risk
Financial instruments that potentially expose the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments, restricted cash, trade receivables and other receivables.
The majority of the Company’s cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Generally, these cash and cash equivalents and short term investment may be redeemed upon demand. Management believes that the financial institutions that hold the Company’s and its subsidiaries’ cash and cash equivalents are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these assets.
The Company’s trade receivables are geographically diversified and derived from sales to customers all over the world. The Company mitigates its credit risks by performing an ongoing credit evaluations of its customers’ financial conditions. The Company and its subsidiaries generally do not require collateral; however, in certain circumstances, the Company and its subsidiaries may require letters of credit, additional guarantees or advance payments.
The Company’s marketable securities consist of investments in government, corporate and government sponsored enterprises debentures. The Company’s investment policy, approved by the Board of Directors, limits the amount that the Company may invest in any one type of investment, or issuer, thereby reducing credit risk concentrations.
The Company enter into foreign currency forward and option contracts intended to protect cash flows resulting from scheduled payments such as payroll and rent related expenses against the volatility in value of forecasted non-dollar currency. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Note 2V and Note 10 for additional information.
AA. Segment information
The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. The Company operates in one operating and reportable segment. Financial information is evaluated regularly by the chief operating decision maker, who is the Company’s CEO, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.
Revenue by geographical region can be found in the revenue recognition disclosures in Note 17 below. The following table presents the Company’s long-lived assets by geographic region, which consist of property and equipment, net and operating lease right-of-use assets:

	December 31,
	2023	2022
EMEA	$20,691	$26,595
Americas	8,024	5,712
APAC	1,441	605
Total long-lived assets	$30,156	$32,912
AB. Basic and diluted net (loss) income per share
The Company computes net income per share using the two-class method required for participating securities. The two-class method requires income available to Common shareholders for the period to be allocated between Common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The holders of the Company's participating securities are entitled to dividends that would be distributed to the holders of Common shares, on a pro-rata basis. Diluted earnings per share is computed using the weighted-average number of shares and the effect of potentially dilutive securities outstanding during the period.
The Company's participating securities consists of the Restricted sponsor share ,which, in the event of a dividend distribution, will be entitled to non-forfeitable dividends on a proportional basis with the common shares. The Company does not allocate losses to these participating securities as they do not share in the Company's losses.
The potentially dilutive share options to purchase ordinary shares that were excluded from the computation amounted to 7,848,793 14,148,829 and 9,995,236 for the years ended December 31, 2023, 2022 and 2021, respectively, because including them would have been anti-dilutive.
The Restricted sponsor shares and Price adjustments shares, in the amount of 7,500,000 and 15,000,000, respectively, that are subject to the occurrence of certain conditions, were excluded from the diluted net income per share calculation for the years ended December 31, 2023, 2022 and 2021
Public warrants and Private warrants in the amount of 19,999,449 and 9,666,667, were excluded from the diluted income per share for the years ended December 31, 2023, 2022 and 2021, as the inclusion would have been anti-dilutive.
AC. Recently issued accounting pronouncements
As an “Emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Recently adopted accounting pronouncements:
In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends the impairment model to utilize an expected loss methodology in place of the currently used incurred loss methodology, which resulted more timely recognition of losses. The accounting standard is effective for the fiscal year beginning on January 1, 2023, including interim periods within that year.
The adoption did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements not yet adopted:
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280), Improvements to Reportable Segment Disclosures to improve reportable segment disclosure requirements through enhanced disclosures about significant segment expenses on an interim and annual basis. All disclosure requirements of ASU 2023-07 are required for entities with a single reportable segment. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods for the fiscal years beginning after December 15, 2024, and should be applied on a retrospective basis to all periods presented. Early adoption is permitted. The Company is currently evaluating the effect of adopting the ASU on its disclosures.
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures. The ASU requires that an entity disclose specific categories in the effective tax rate reconciliation as well as provide additional information for reconciling items that meet a quantitative threshold. Further, the ASU requires certain disclosures of state versus federal income tax expense and taxes paid. The amendments in this ASU are required to be adopted for fiscal years beginning after December 15, 2024. Early adoption is permitted and the amendments should be applied on a prospective basis. The Company is currently evaluating the effect of adopting the ASU on its disclosures.